Cover	Jun. 07, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 07, 2022
Entity File Number	001-40804
Entity Registrant Name	Pasithea Therapeutics Corp.
Entity Central Index Key	0001841330
Entity Tax Identification Number	85-1591963
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1111 Lincoln Road
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Miami Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33139
City Area Code	(702)
Local Phone Number	514-4174
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units consisting of:
Title of 12(b) Security	Units consisting of:
(i) Common stock, $0.0001 par value per share
Title of 12(b) Security	(i) Common stock, $0.0001 par value per share
Trading Symbol	KTTA
Security Exchange Name	NASDAQ
(ii) Warrants to purchase shares of common stock, par value $0.0001 per share
Title of 12(b) Security	(ii) Warrants to purchase shares of common stock, par value $0.0001 per share
Trading Symbol	KTTAW
Security Exchange Name	NASDAQ